OPERATING SEGMENTS - Operating Segment Information, Geographic and Significant Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	$ 1,764,069	$ 1,312,248
Revenue	$ 1,379,988	$ 915,911
Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk	92.00%	99.00%
Australia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	$ 712,845	$ 571,569
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-current assets	1,051,224	740,679
Metal sales | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,264,493	905,144
Metal sales | Customer 1 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	882,199	442,767
Metal sales | Customer 2 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	221,958	186,195
Metal sales | Customer 3 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	160,336	182,762
Metal sales | Customer 4 | Customer Concentration Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	$ 0	$ 93,420